Financial Assets - Summary of Financial Information for Group's Investment in Joint Ventures and Associates (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates and joint ventures [Line Items]
Non-current assets	€ 21,862	€ 22,200
Current assets	9,771	9,394
Non-current liabilities	(10,625)	(11,253)
Current liabilities	(6,031)	(5,898)
Associates and Joint Ventures [Member]
Disclosure of associates and joint ventures [Line Items]
Non-current assets	1,506	1,572
Current assets	701	584
Non-current liabilities	(421)	(467)
Current liabilities	(663)	(537)
Net assets	1,123	1,152
Associates [member]
Disclosure of associates and joint ventures [Line Items]
Non-current assets	754	845
Current assets	492	413
Non-current liabilities	(73)	(182)
Current liabilities	(548)	(435)
Net assets	625	641
Joint Ventures [Member]
Disclosure of associates and joint ventures [Line Items]
Non-current assets	752	727
Current assets	209	171
Non-current liabilities	(348)	(285)
Current liabilities	(115)	(102)
Net assets	€ 498	€ 511